Income Taxes (Details) - Schedule of income taxes - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Taxes [Abstract]
Current income tax	$ (115,723)	$ 169,711
Deferred income tax	(7,534)	137,297
Total income tax (benefit) provision	$ (108,189)	$ 306,515